Current Maturities of Long Term Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
CURRENT MATURITIES OF LONG TERM LOANS

NOTE 9:- CURRENT MATURITIES OF LONG TERM LOANS

	Loan	Weighted interest rate as of December 31, 2020	December 31
Short term loans	currency	%	2020	2019

Current maturities	NIS	3.32%	815	664

			815	664

As of December 31, 2020, the Company and its subsidiaries had an unutilized short term credit line in the amount of $1,482, bearing an annual interest of 3.14%.